Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized gains (losses) on investment securities, Balance at beginning of period	¥ 2,304,555	¥ 1,272,723
Net unrealized gains (losses) on investment securities, Net change during the period	(396,849)	422,648
Net unrealized gains (losses) on investment securities, Balance at end of period	1,907,706	1,695,371
Net unrealized gains on derivatives qualifying for cash flow hedges, Balance at beginning of period	2,708	1,809
Net unrealized gains on derivatives qualifying for cash flow hedges, Net change during the period	2,683	1,538
Net unrealized gains on derivatives qualifying for cash flow hedges, Balance at end of period	5,391	3,347
Defined benefit plans, Balance at beginning of period	(187,640)	(206,336)
Defined benefit plans, Net change during the period	(23,566)	15,220
Defined benefit plans, Balance at end of period	(211,206)	(191,116)
Foreign currency translation adjustments, Balance at beginning of period	947,632	289,486
Foreign currency translation adjustments, Net change during the period	(28,230)	10,055
Foreign currency translation adjustments, Balance at end of period	919,402	299,541
Accumulated other comprehensive income (loss), net of taxes: Balance at end of period	¥ 2,621,293	¥ 1,807,143	¥ 3,067,255